TRADE AND SETTLEMENT RECEIVABLES, AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other receivables [abstract]
Disclosure of detailed information about current receivables [Table Text Block]
Category	December 31, 2020	December 31, 2019
Royalty income receivable	$66	$15
Refundable taxes	1,723	174
Recoverable exploration expenditures and advances	679	460
Other	408	332
Total	$2,876	$981

Disclosure of detailed information about currency of receivables [Table Text Block]
Currency	December 31, 2020	December 31, 2019
Canadian Dollars	$243	$158
US Dollars	367	453
Swedish Krona	2,266	370
Total	$2,876	$981